Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LeasesLineItems [Line Items]
Operating lease liabilities	$ 21	$ 1,469
Lease expense	100
Minimum [Member]
LeasesLineItems [Line Items]
Operating lease liabilities	$ 100